Pension Liabilities - Sensitivity analysis (Details) - Defined-Benefit Pension Plan - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension commitments under current assumptions for Swiss pension plans	kr (8,296)	kr 0
Defined Benefit Plan Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension commitments under current assumptions for Swiss pension plans	kr 19,365
Discount rate | Defined Benefit Plan Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 21,631
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 17,139
Retirement pension inflation rate | Defined Benefit Plan Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 18,241
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 20,257
Salary revaluation rate | Defined Benefit Plan Obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 18,802
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 19,605